FIDELITY (LOGO) INVESTMENTS(registered trademark)   FMR Corp.
                                                    82 Devonshire Street
                                                    Boston MA  02109-3614
                                                    617 563 7000

                        May 22, 1997





Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549
Attention:   File Room



Re:          Fidelity Aberdeen Street Trust (the trust):

             Fidelity Freedom Income Fund
             Fidelity Freedom 2000 Fund
             Fidelity Freedom 2010 Fund
             Fidelity Freedom 2020 Fund
             Fidelity Freedom 2030 Fund (the funds)

             File Nos. (33-43529 and 811-6440)

__________________________________________________________________________
Ladies and Gentlemen:
 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced funds do not differ from that filed in the most recent post-effective amendment, which was filed electronically.
                        Very truly yours,







                        /s/Arthur S. Loring
                        Arthur S. Loring
                        Secretary